Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Liabilities:
Deposits received at banks		¥ 147,998	¥ 71,156
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,676,000	3,316,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	3,676,000	3,316,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	22,000	23,000
Total Liabilities	[1]	22,000	23,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	347,000	321,000
Deposits with stock exchanges and other segregated cash	[1]	384,000	427,000
Loans receivable	[1],[2]	2,960,000	2,461,000
Securities purchased under agreements to resell	[1]	15,809,000	11,863,000
Securities borrowed	[1]	5,011,000	4,994,000
Total Assets	[1]	24,511,000	20,066,000
Liabilities:
Short-term borrowings	[1]	1,245,000	993,000
Deposits received at banks	[1]	2,018,000	1,752,000
Securities sold under agreements to repurchase	[1]	15,964,000	12,575,000
Securities loaned	[1]	1,585,000	1,568,000
Other secured borrowings	[1]	327,000	396,000
Long-term borrowings	[1]	9,521,000	8,688,000
Total Liabilities	[1]	30,660,000	25,972,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	1,173,000	1,054,000
Securities purchased under agreements to resell	[1]	19,000	16,000
Securities borrowed	[1]
Total Assets	[1]	1,192,000	1,070,000
Liabilities:
Short-term borrowings	[1]	29,000	57,000
Deposits received at banks	[1]	21,000	9,000
Securities sold under agreements to repurchase	[1]		0
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	455,000	525,000
Total Liabilities	[1]	505,000	591,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,676,000	3,316,000
Time deposits	[1]	347,000	321,000
Deposits with stock exchanges and other segregated cash	[1]	384,000	427,000
Loans receivable	[1],[2]	4,133,000	3,515,000
Securities purchased under agreements to resell	[1]	15,829,000	11,879,000
Securities borrowed	[1]	5,012,000	4,997,000
Total Assets	[1]	29,381,000	24,455,000
Liabilities:
Short-term borrowings	[1]	1,274,000	1,050,000
Deposits received at banks	[1]	2,039,000	1,761,000
Securities sold under agreements to repurchase	[1]	15,964,000	12,575,000
Securities loaned	[1]	1,586,000	1,567,000
Other secured borrowings	[1]	327,000	396,000
Long-term borrowings	[1]	10,095,000	9,258,000
Total Liabilities	[1]	31,285,000	26,607,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,676,000	3,316,000
Time deposits	[1]	347,000	321,000
Deposits with stock exchanges and other segregated cash	[1]	384,000	427,000
Loans receivable	[1],[2]	4,133,000	3,515,000
Securities purchased under agreements to resell	[1]	15,828,000	11,879,000
Securities borrowed	[1]	5,011,000	4,994,000
Total Assets	[1]	29,379,000	24,452,000
Liabilities:
Short-term borrowings	[1]	1,274,000	1,050,000
Deposits received at banks	[1]	2,039,000	1,761,000
Securities sold under agreements to repurchase	[1]	15,964,000	12,575,000
Securities loaned	[1]	1,585,000	1,568,000
Other secured borrowings	[1]	327,000	396,000
Long-term borrowings	[1]	9,998,000	9,236,000
Total Liabilities	[1]	¥ 31,187,000	¥ 26,586,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.